Nationwide Mutual Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide HighMark Balanced Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Large Cap Growth Fund
Nationwide HighMark Small Cap Core Fund
Nationwide HighMark Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated December 20, 2013
to the Prospectus dated November 29, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Ziegler Equity Income Fund and Nationwide Ziegler NYSE Arca Tech 100 Fund

On November 30, 2013, Ziegler Lotsoff Capital Management, LLC (“Ziegler”), subadviser to the Nationwide Ziegler Equity Income Fund and Nationwide Ziegler NYSE Arca Tech 100 Fund, became a wholly owned subsidiary of Stifel Financial Corporation.  In connection with the transaction, Ziegler changed its name to “Ziegler Capital Management, LLC.”  All references to Ziegler in the Prospectus are amended accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE